FOLEY & LARDNER LLP ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE MILWAUKEE, WISCONSIN 53202-5306 414.271.2400 TEL 414.297.4900 FAX www.foley.com
	August 27, 2004	WRITER'S DIRECT LINE 414.297.5828 jboatwright@foley.com Email
Via EDGAR		CLIENT/MATTER NUMBER 039889-0101

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:	Intrepid Capital Management Funds Trust

Ladies and Gentlemen:

        On behalf of Intrepid Capital Management Funds Trust, a Delaware statutory trust (the “Trust”), we are transmitting for filing the Trust’s Registration Statement on Form N-1A, including the exhibits thereto, other than those exhibits to be filed by amendment, relating to the proposed issuance and sale of units of beneficial interest (such units of beneficial interest being hereinafter referred to as “Shares”) in the Trust representing Shares in the Trust’s sole series, Intrepid Capital Fund (the “Fund”), and the Trust’s proposed operation as an investment company. The Trust already filed today as a separate submission a Form N-8A (Notification of Registration filed pursuant to Section 8(a) of the Investment Company Act of 1940).

        Please be advised that the proposed investment adviser to the Fund is Intrepid Capital Management, Inc. U.S. Bancorp Fund Services, LLC is the administrator to the Fund.

        The Fund would like to commence operations on October 15, 2004 or as soon as possible thereafter. Both the Trust and we, as counsel to the Trust, will promptly respond to any requests for additional information and will cooperate to the fullest extent with the Staff in order to ensure an October 15, 2004 effective date for the Registration Statement.

        Please call the undersigned at (414) 297-5828 or Richard L. Teigen at (414) 297-5660 should you have any questions regarding this filing.

Very truly yours, /s/ Jennifer L. Boatwright Jennifer L. Boatwright

cc:	Mark Travis Michael Ricks Richard Teigen

BRUSSELS CHICAGO DETROIT JACKSONVILLE	LOS ANGELES MADISON MILWAUKEE	ORLANDO SACRAMENTO SAN DIEGO SAN DIEGO/DEL MAR	SAN FRANCISCO SILICON VALLEY TALLAHASSEE	TAMPA TOKYO WASHINGTON, D.C. WEST PALM BEACH